LOANS AND ADVANCES TO CUSTOMERS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ 134,687,396	$ 143,537,853
Remeasurement arising from transfer of stage	(1,028,593)	(515,983)
Remeasurement from remaining in the stage	(8,233,131)	(10,667,482)
New financial assets purchased/originated	87,020,010	62,643,289
Financial assets that have been derecognized	(64,427,235)	(48,441,886)
Charges-off	(977,743)	(970,685)
Foreign Exchange and other movements	6,212,107	(10,897,710)
Ending balance	153,252,811	134,687,396
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(6,290,266)	(7,270,305)
Remeasurement arising from transfer of stage	(1,196,286)	(1,049,487)
Remeasurement from remaining in the stage	(178,862)	7,391
Remeasurement due to changes in economics factors	2,550	(27,234)
Remeasurement due to changes in model inputs	(18,453)
Remeasurement due to methodological changes		97,833
New financial assets purchased/originated	(1,356,213)	(1,170,909)
Financial assets that have been derecognized	1,045,580	1,695,245
Charges-off	977,743	970,685
Foreign Exchange and other movements	(245,023)	456,515
Ending balance	(7,259,230)	(6,290,266)
Commercial | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	120,773,927	126,530,862
Transfers of financial instruments:	(1,548,717)	(1,248,210)
Transfers from stage 1 to stage 2	(1,625,193)	(1,286,292)
Transfers from stage 1 to stage 3	(1,207,431)	(900,645)
Transfers from stage 2 to stage 1	1,278,864	931,660
Transfers from stage 3 to stage 1	5,043	7,067
Remeasurement arising from transfer of stage	(537,295)	(172,134)
Remeasurement from remaining in the stage	(7,993,068)	(10,087,837)
New financial assets purchased/originated	83,411,122	60,154,305
Financial assets that have been derecognized	(61,617,701)	(45,206,464)
Charges-off	(18,847)	(19,285)
Foreign Exchange and other movements	5,292,046	(9,177,310)
Ending balance	137,761,467	120,773,927
Commercial | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(638,095)	(665,259)
Transfers of financial instruments:	(13,835)	(73,788)
Transfers from stage 1 to stage 2	22,890	24,362
Transfers from stage 1 to stage 3	36,155	26,071
Transfers from stage 2 to stage 1	(70,018)	(118,403)
Transfers from stage 3 to stage 1	(2,862)	(5,818)
Remeasurement arising from transfer of stage	42,814	98,684
Remeasurement from remaining in the stage	112,459	69,038
Remeasurement due to changes in economics factors	3,800	(14,781)
Remeasurement due to changes in model inputs	12,929
Remeasurement due to methodological changes		19,001
New financial assets purchased/originated	(234,532)	(302,169)
Financial assets that have been derecognized	229,467	181,931
Charges-off	872	973
Foreign Exchange and other movements	(17,916)	48,275
Ending balance	(502,037)	(638,095)
Commercial | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	5,453,537	8,062,435
Transfers of financial instruments:	(200,399)	(565,802)
Transfers from stage 1 to stage 2	1,625,193	1,286,292
Transfers from stage 2 to stage 1	(1,278,864)	(931,660)
Transfers from stage 2 to stage 3	(633,645)	(1,081,128)
Transfers from stage 3 to stage 2	86,917	160,694
Remeasurement arising from transfer of stage	(254,631)	(190,275)
Remeasurement from remaining in the stage	(269,421)	(444,057)
New financial assets purchased/originated	2,012,893	1,192,219
Financial assets that have been derecognized	(1,631,559)	(1,519,892)
Charges-off	(71,910)	(81,528)
Foreign Exchange and other movements	507,278	(999,563)
Ending balance	5,545,788	5,453,537
Commercial | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(425,470)	(751,728)
Transfers of financial instruments:	101,921	157,677
Transfers from stage 1 to stage 2	(22,890)	(24,362)
Transfers from stage 2 to stage 1	70,018	118,403
Transfers from stage 2 to stage 3	86,370	139,257
Transfers from stage 3 to stage 2	(31,577)	(75,621)
Remeasurement arising from transfer of stage	(33,104)	(7,563)
Remeasurement from remaining in the stage	38,168	97,791
Remeasurement due to changes in economics factors	(1,359)	(19,968)
Remeasurement due to changes in model inputs	(60,157)
Remeasurement due to methodological changes		53,533
New financial assets purchased/originated	(166,762)	(143,442)
Financial assets that have been derecognized	81,976	121,596
Charges-off	24,045	17,475
Foreign Exchange and other movements	(18,768)	49,159
Ending balance	(459,510)	(425,470)
Commercial | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	8,459,932	8,944,556
Transfers of financial instruments:	1,749,116	1,814,012
Transfers from stage 1 to stage 3	1,207,431	900,645
Transfers from stage 2 to stage 3	633,645	1,081,128
Transfers from stage 3 to stage 1	(5,043)	(7,067)
Transfers from stage 3 to stage 2	(86,917)	(160,694)
Remeasurement arising from transfer of stage	(236,667)	(153,574)
Remeasurement from remaining in the stage	29,358	(135,588)
New financial assets purchased/originated	1,595,995	1,296,765
Financial assets that have been derecognized	(1,177,975)	(1,715,530)
Charges-off	(886,986)	(869,872)
Foreign Exchange and other movements	412,783	(720,837)
Ending balance	9,945,556	8,459,932
Commercial | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(5,226,701)	(5,853,318)
Transfers of financial instruments:	(88,086)	(83,889)
Transfers from stage 1 to stage 3	(36,155)	(26,071)
Transfers from stage 2 to stage 3	(86,370)	(139,257)
Transfers from stage 3 to stage 1	2,862	5,818
Transfers from stage 3 to stage 2	31,577	75,621
Remeasurement arising from transfer of stage	(1,205,996)	(1,140,608)
Remeasurement from remaining in the stage	(329,489)	(159,438)
Remeasurement due to changes in economics factors	109	7,515
Remeasurement due to changes in model inputs	28,775
Remeasurement due to methodological changes		25,299
New financial assets purchased/originated	(954,919)	(725,298)
Financial assets that have been derecognized	734,137	1,391,718
Charges-off	952,826	952,237
Foreign Exchange and other movements	(208,339)	359,081
Ending balance	(6,297,683)	(5,226,701)
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	54,591,769	59,588,721
Remeasurement arising from transfer of stage	720,962	711,094
Remeasurement from remaining in the stage	(4,001,954)	(3,908,596)
New financial assets purchased/originated	20,972,995	18,055,631
Financial assets that have been derecognized	(12,433,914)	(10,796,428)
Charges-off	(6,406,521)	(5,261,966)
Foreign Exchange and other movements	2,372,346	(3,796,687)
Ending balance	55,815,683	54,591,769
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(7,717,038)	(6,047,135)
Remeasurement arising from transfer of stage	(4,612,757)	(4,705,338)
Remeasurement from remaining in the stage	122,963	(651,999)
Remeasurement due to changes in economics factors	17,421	(273,572)
Remeasurement due to changes in model inputs	304,514
Remeasurement due to methodological changes		(151,867)
New financial assets purchased/originated	(2,065,475)	(2,505,408)
Financial assets that have been derecognized	1,356,021	916,408
Charges-off	6,406,521	5,261,966
Foreign Exchange and other movements	(309,947)	439,907
Ending balance	(6,497,777)	(7,717,038)
Consumer | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	46,060,615	51,510,943
Transfers of financial instruments:	(3,287,690)	(2,366,645)
Transfers from stage 1 to stage 2	(2,355,931)	(1,890,263)
Transfers from stage 1 to stage 3	(1,694,306)	(1,805,932)
Transfers from stage 2 to stage 1	705,570	1,252,391
Transfers from stage 3 to stage 1	56,977	77,159
Remeasurement arising from transfer of stage	(322,470)	(176,080)
Remeasurement from remaining in the stage	(3,891,488)	(4,024,103)
New financial assets purchased/originated	18,171,352	15,350,895
Financial assets that have been derecognized	(11,013,532)	(9,643,264)
Charges-off	(1,093,049)	(1,299,715)
Foreign Exchange and other movements	2,073,275	(3,291,416)
Ending balance	46,697,013	46,060,615
Consumer | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(2,672,234)	(1,823,841)
Transfers of financial instruments:	167,853	(213,509)
Transfers from stage 1 to stage 2	236,700	116,262
Transfers from stage 1 to stage 3	185,537	124,706
Transfers from stage 2 to stage 1	(207,512)	(381,036)
Transfers from stage 3 to stage 1	(46,872)	(73,441)
Remeasurement arising from transfer of stage	214,334	281,499
Remeasurement from remaining in the stage	246,406	(79,073)
Remeasurement due to changes in economics factors	13,782	(242,317)
Remeasurement due to changes in model inputs	370,905
Remeasurement due to methodological changes		(423,782)
New financial assets purchased/originated	(503,056)	(866,684)
Financial assets that have been derecognized	597,248	349,930
Charges-off	266,898	231,387
Foreign Exchange and other movements	(72,848)	114,156
Ending balance	(1,370,712)	(2,672,234)
Consumer | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	4,407,067	5,288,921
Transfers of financial instruments:	1,334,175	299,377
Transfers from stage 1 to stage 2	2,355,931	1,890,263
Transfers from stage 2 to stage 1	(705,570)	(1,252,391)
Transfers from stage 2 to stage 3	(572,936)	(547,962)
Transfers from stage 3 to stage 2	256,750	209,467
Remeasurement arising from transfer of stage	(389,162)	(103,802)
Remeasurement from remaining in the stage	(137,592)	(162,497)
New financial assets purchased/originated	1,702,506	1,429,142
Financial assets that have been derecognized	(895,311)	(858,742)
Charges-off	(1,092,436)	(1,129,877)
Foreign Exchange and other movements	189,360	(355,455)
Ending balance	5,118,607	4,407,067
Consumer | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,584,505)	(1,868,882)
Transfers of financial instruments:	(32,948)	313,735
Transfers from stage 1 to stage 2	(236,700)	(116,262)
Transfers from stage 2 to stage 1	207,512	381,036
Transfers from stage 2 to stage 3	195,424	230,723
Transfers from stage 3 to stage 2	(199,184)	(181,762)
Remeasurement arising from transfer of stage	(153,151)	(541,174)
Remeasurement from remaining in the stage	(27,302)	(79,505)
Remeasurement due to changes in economics factors	8,102	(32,244)
Remeasurement due to changes in model inputs	(37,890)
Remeasurement due to methodological changes		252,110
New financial assets purchased/originated	(592,301)	(584,910)
Financial assets that have been derecognized	336,485	315,991
Charges-off	502,944	542,312
Foreign Exchange and other movements	(63,708)	98,062
Ending balance	(1,644,274)	(1,584,505)
Consumer | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	4,124,087	2,788,857
Transfers of financial instruments:	1,953,515	2,067,268
Transfers from stage 1 to stage 3	1,694,306	1,805,932
Transfers from stage 2 to stage 3	572,936	547,962
Transfers from stage 3 to stage 1	(56,977)	(77,159)
Transfers from stage 3 to stage 2	(256,750)	(209,467)
Remeasurement arising from transfer of stage	1,432,594	990,976
Remeasurement from remaining in the stage	27,126	278,004
New financial assets purchased/originated	1,099,137	1,275,594
Financial assets that have been derecognized	(525,071)	(294,422)
Charges-off	(4,221,036)	(2,832,374)
Foreign Exchange and other movements	109,711	(149,816)
Ending balance	4,000,063	4,124,087
Consumer | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(3,460,299)	(2,354,412)
Transfers of financial instruments:	(134,905)	(100,226)
Transfers from stage 1 to stage 3	(185,537)	(124,706)
Transfers from stage 2 to stage 3	(195,424)	(230,723)
Transfers from stage 3 to stage 1	46,872	73,441
Transfers from stage 3 to stage 2	199,184	181,762
Remeasurement arising from transfer of stage	(4,673,940)	(4,445,663)
Remeasurement from remaining in the stage	(96,141)	(493,421)
Remeasurement due to changes in economics factors	(4,463)	989
Remeasurement due to changes in model inputs	(28,501)
Remeasurement due to methodological changes		19,805
New financial assets purchased/originated	(970,118)	(1,053,814)
Financial assets that have been derecognized	422,288	250,487
Charges-off	5,636,679	4,488,267
Foreign Exchange and other movements	(173,391)	227,689
Ending balance	(3,482,791)	(3,460,299)
Financial Leases | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	27,277,057	28,097,716
Remeasurement arising from transfer of stage	(58,447)	(95,571)
Remeasurement from remaining in the stage	(2,115,680)	(1,820,125)
New financial assets purchased/originated	4,993,981	3,909,528
Financial assets that have been derecognized	(2,762,712)	(2,175,416)
Charges-off	(228,639)	(277,904)
Foreign Exchange and other movements	186,044	(361,171)
Ending balance	27,291,604	27,277,057
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,024,575)	(1,013,074)
Remeasurement arising from transfer of stage	(329,395)	(251,914)
Remeasurement from remaining in the stage	27,636	(9,644)
Remeasurement due to changes in economics factors	2,351	2,030
Remeasurement due to changes in model inputs	(25,248)
Remeasurement due to methodological changes		1,580
New financial assets purchased/originated	(105,101)	(124,852)
Financial assets that have been derecognized	144,151	85,859
Charges-off	228,639	277,904
Foreign Exchange and other movements	(6,730)	7,536
Ending balance	(1,088,272)	(1,024,575)
Financial Leases | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	22,553,128	23,566,544
Transfers of financial instruments:	(626,993)	(33,774)
Transfers from stage 1 to stage 2	(807,360)	(886,398)
Transfers from stage 1 to stage 3	(301,609)	(214,258)
Transfers from stage 2 to stage 1	476,482	1,065,222
Transfers from stage 3 to stage 1	5,494	1,660
Remeasurement arising from transfer of stage	(29,224)	(67,839)
Remeasurement from remaining in the stage	(2,030,801)	(1,719,440)
New financial assets purchased/originated	4,685,664	2,926,745
Financial assets that have been derecognized	(2,161,635)	(1,780,980)
Charges-off	(2,309)	(863)
Foreign Exchange and other movements	173,604	(337,265)
Ending balance	22,561,434	22,553,128
Financial Leases | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(145,429)	(151,328)
Transfers of financial instruments:	(32,495)	(56,552)
Transfers from stage 1 to stage 2	11,270	15,837
Transfers from stage 1 to stage 3	5,217	6,202
Transfers from stage 2 to stage 1	(48,011)	(77,927)
Transfers from stage 3 to stage 1	(971)	(664)
Remeasurement arising from transfer of stage	26,927	66,879
Remeasurement from remaining in the stage	1,024	7,812
Remeasurement due to changes in economics factors	388	(2,286)
Remeasurement due to changes in model inputs	33,405
Remeasurement due to methodological changes		(1,756)
New financial assets purchased/originated	(16,709)	(21,654)
Financial assets that have been derecognized	14,818	11,596
Charges-off	116	29
Foreign Exchange and other movements	(873)	1,831
Ending balance	(118,828)	(145,429)
Financial Leases | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	3,293,100	3,172,285
Transfers of financial instruments:	164,252	(337,901)
Transfers from stage 1 to stage 2	807,360	886,398
Transfers from stage 2 to stage 1	(476,482)	(1,065,222)
Transfers from stage 2 to stage 3	(261,903)	(211,221)
Transfers from stage 3 to stage 2	95,277	52,144
Remeasurement arising from transfer of stage	(111,911)	(66,232)
Remeasurement from remaining in the stage	(36,408)	(84,050)
New financial assets purchased/originated	265,140	915,316
Financial assets that have been derecognized	(369,040)	(264,866)
Charges-off	(626)	(25,471)
Foreign Exchange and other movements	8,203	(15,981)
Ending balance	3,212,710	3,293,100
Financial Leases | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(206,641)	(238,920)
Transfers of financial instruments:	42,979	74,010
Transfers from stage 1 to stage 2	(11,270)	(15,837)
Transfers from stage 2 to stage 1	48,011	77,927
Transfers from stage 2 to stage 3	28,911	26,291
Transfers from stage 3 to stage 2	(22,673)	(14,371)
Remeasurement arising from transfer of stage	(24,264)	(43,021)
Remeasurement from remaining in the stage	6,618	27,024
Remeasurement due to changes in economics factors	(1,315)	(4,103)
Remeasurement due to changes in model inputs	(39,054)
Remeasurement due to methodological changes		(5,150)
New financial assets purchased/originated	(61,525)	(57,704)
Financial assets that have been derecognized	13,130	12,186
Charges-off	38,690	27,464
Foreign Exchange and other movements	(2,848)	1,573
Ending balance	(234,230)	(206,641)
Financial Leases | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,430,829	1,358,887
Transfers of financial instruments:	462,741	371,675
Transfers from stage 1 to stage 3	301,609	214,258
Transfers from stage 2 to stage 3	261,903	211,221
Transfers from stage 3 to stage 1	(5,494)	(1,660)
Transfers from stage 3 to stage 2	(95,277)	(52,144)
Remeasurement arising from transfer of stage	82,688	38,500
Remeasurement from remaining in the stage	(48,471)	(16,635)
New financial assets purchased/originated	43,177	67,467
Financial assets that have been derecognized	(232,037)	(129,570)
Charges-off	(225,704)	(251,570)
Foreign Exchange and other movements	4,237	(7,925)
Ending balance	1,517,460	1,430,829
Financial Leases | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(672,505)	(622,826)
Transfers of financial instruments:	(10,484)	(17,458)
Transfers from stage 1 to stage 3	(5,217)	(6,202)
Transfers from stage 2 to stage 3	(28,911)	(26,291)
Transfers from stage 3 to stage 1	971	664
Transfers from stage 3 to stage 2	22,673	14,371
Remeasurement arising from transfer of stage	(332,058)	(275,772)
Remeasurement from remaining in the stage	19,994	(44,480)
Remeasurement due to changes in economics factors	3,278	8,419
Remeasurement due to changes in model inputs	(19,599)
Remeasurement due to methodological changes		8,486
New financial assets purchased/originated	(26,867)	(45,494)
Financial assets that have been derecognized	116,203	62,077
Charges-off	189,833	250,411
Foreign Exchange and other movements	(3,009)	4,132
Ending balance	(735,214)	(672,505)
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	36,250,408	37,371,373
Remeasurement arising from transfer of stage	(21,895)	36,485
Remeasurement from remaining in the stage	(1,543,337)	(1,273,462)
New financial assets purchased/originated	7,377,948	5,501,931
Financial assets that have been derecognized	(2,422,343)	(1,604,138)
Charges-off	(143,885)	(128,532)
Foreign Exchange and other movements	2,244,705	(3,653,249)
Ending balance	41,741,601	36,250,408
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,023,206)	(1,024,091)
Remeasurement arising from transfer of stage	(195,493)	(193,520)
Remeasurement from remaining in the stage	(141,993)	(138,287)
Remeasurement due to changes in economics factors	(423)	(9,494)
Remeasurement due to changes in model inputs	14,420
Remeasurement due to methodological changes		131,458
New financial assets purchased/originated	(54,612)	(67,886)
Financial assets that have been derecognized	73,269	75,274
Charges-off	143,885	128,532
Foreign Exchange and other movements	(51,024)	74,808
Ending balance	(1,235,177)	(1,023,206)
Mortgage | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	32,210,648	34,067,734
Transfers of financial instruments:	(530,580)	(1,226,789)
Transfers from stage 1 to stage 2	(1,054,660)	(1,419,929)
Transfers from stage 1 to stage 3	(388,239)	(330,417)
Transfers from stage 2 to stage 1	911,038	523,311
Transfers from stage 3 to stage 1	1,281	246
Remeasurement arising from transfer of stage	(46,383)	(18,655)
Remeasurement from remaining in the stage	(1,500,100)	(1,240,204)
New financial assets purchased/originated	7,250,404	5,361,515
Financial assets that have been derecognized	(2,219,679)	(1,428,077)
Charges-off	(3,221)	(2,088)
Foreign Exchange and other movements	1,915,491	(3,302,788)
Ending balance	37,076,580	32,210,648
Mortgage | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(184,915)	(206,800)
Transfers of financial instruments:	(63,741)	(46,563)
Transfers from stage 1 to stage 2	17,932	20,379
Transfers from stage 1 to stage 3	7,709	7,821
Transfers from stage 2 to stage 1	(89,109)	(74,687)
Transfers from stage 3 to stage 1	(273)	(76)
Remeasurement arising from transfer of stage	71,166	45,186
Remeasurement from remaining in the stage	146	(6,873)
Remeasurement due to changes in economics factors	(655)	(8,108)
Remeasurement due to changes in model inputs	35,570
Remeasurement due to methodological changes		54,756
New financial assets purchased/originated	(24,146)	(36,938)
Financial assets that have been derecognized	13,232	11,130
Charges-off	263	8
Foreign Exchange and other movements	(5,340)	9,287
Ending balance	(158,420)	(184,915)
Mortgage | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	2,628,654	1,997,270
Transfers of financial instruments:	(110,527)	838,151
Transfers from stage 1 to stage 2	1,054,660	1,419,929
Transfers from stage 2 to stage 1	(911,038)	(523,311)
Transfers from stage 2 to stage 3	(575,585)	(306,993)
Transfers from stage 3 to stage 2	321,436	248,526
Remeasurement arising from transfer of stage	(34,361)	(8,302)
Remeasurement from remaining in the stage	(28,254)	(12,416)
New financial assets purchased/originated	89,441	102,552
Financial assets that have been derecognized	(88,540)	(69,961)
Charges-off	(2,019)	(2,446)
Foreign Exchange and other movements	247,536	(216,194)
Ending balance	2,701,930	2,628,654
Mortgage | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(284,921)	(256,275)
Transfers of financial instruments:	65,658	32,285
Transfers from stage 1 to stage 2	(17,932)	(20,379)
Transfers from stage 2 to stage 1	89,109	74,687
Transfers from stage 2 to stage 3	77,114	52,110
Transfers from stage 3 to stage 2	(82,633)	(74,133)
Remeasurement arising from transfer of stage	(69,232)	(84,371)
Remeasurement from remaining in the stage	(50,026)	(5,955)
Remeasurement due to changes in economics factors	232	(1,386)
Remeasurement due to changes in model inputs	38,196
Remeasurement due to methodological changes		17,730
New financial assets purchased/originated	(15,434)	(19,513)
Financial assets that have been derecognized	12,205	10,885
Charges-off	1,789	497
Foreign Exchange and other movements	(14,193)	21,182
Ending balance	(315,726)	(284,921)
Mortgage | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,411,106	1,306,369
Transfers of financial instruments:	641,107	388,638
Transfers from stage 1 to stage 3	388,239	330,417
Transfers from stage 2 to stage 3	575,585	306,993
Transfers from stage 3 to stage 1	(1,281)	(246)
Transfers from stage 3 to stage 2	(321,436)	(248,526)
Remeasurement arising from transfer of stage	58,849	63,442
Remeasurement from remaining in the stage	(14,983)	(20,842)
New financial assets purchased/originated	38,103	37,864
Financial assets that have been derecognized	(114,124)	(106,100)
Charges-off	(138,645)	(123,998)
Foreign Exchange and other movements	81,678	(134,267)
Ending balance	1,963,091	1,411,106
Mortgage | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(553,370)	(561,016)
Transfers of financial instruments:	(1,917)	14,278
Transfers from stage 1 to stage 3	(7,709)	(7,821)
Transfers from stage 2 to stage 3	(77,114)	(52,110)
Transfers from stage 3 to stage 1	273	76
Transfers from stage 3 to stage 2	82,633	74,133
Remeasurement arising from transfer of stage	(197,427)	(154,335)
Remeasurement from remaining in the stage	(92,113)	(125,459)
Remeasurement due to changes in economics factors		0
Remeasurement due to changes in model inputs	(59,346)
Remeasurement due to methodological changes		58,972
New financial assets purchased/originated	(15,032)	(11,435)
Financial assets that have been derecognized	47,832	53,259
Charges-off	141,833	128,027
Foreign Exchange and other movements	(31,491)	44,339
Ending balance	(761,031)	(553,370)
Small Business Loans | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,145,017	1,328,076
Remeasurement arising from transfer of stage	(17,266)	(15,892)
Remeasurement from remaining in the stage	(125,527)	(142,779)
New financial assets purchased/originated	834,673	459,264
Financial assets that have been derecognized	(471,137)	(247,236)
Charges-off	(99,124)	(81,276)
Foreign Exchange and other movements	85,573	(155,140)
Ending balance	1,352,209	1,145,017
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(168,018)	(125,035)
Remeasurement arising from transfer of stage	(57,179)	(61,994)
Remeasurement from remaining in the stage	21,513	(11,656)
Remeasurement due to changes in economics factors	600	(4,043)
Remeasurement due to changes in model inputs	8,694
Remeasurement due to methodological changes		(7,602)
New financial assets purchased/originated	(34,626)	(66,258)
Financial assets that have been derecognized	34,443	18,115
Charges-off	99,124	81,276
Foreign Exchange and other movements	(3,833)	9,179
Ending balance	(99,282)	(168,018)
Small Business Loans | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	774,571	1,093,973
Transfers of financial instruments:	48,693	(210,552)
Transfers from stage 1 to stage 2	(32,175)	(177,024)
Transfers from stage 1 to stage 3	(26,237)	(46,849)
Transfers from stage 2 to stage 1	106,886	13,169
Transfers from stage 3 to stage 1	219	152
Remeasurement arising from transfer of stage	(8,293)	(2,939)
Remeasurement from remaining in the stage	(119,140)	(133,210)
New financial assets purchased/originated	774,418	395,777
Financial assets that have been derecognized	(323,208)	(220,594)
Charges-off	(19,210)	(17,840)
Foreign Exchange and other movements	47,972	(130,044)
Ending balance	1,175,803	774,571
Small Business Loans | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(55,230)	(28,564)
Transfers of financial instruments:	4,363	3,957
Transfers from stage 1 to stage 2	5,260	4,932
Transfers from stage 1 to stage 3	3,577	2,745
Transfers from stage 2 to stage 1	(4,362)	(3,625)
Transfers from stage 3 to stage 1	(112)	(95)
Remeasurement arising from transfer of stage	2,046	2,268
Remeasurement from remaining in the stage	13,134	5,932
Remeasurement due to changes in economics factors	549	(3,185)
Remeasurement due to changes in model inputs	9,603
Remeasurement due to methodological changes		(14,202)
New financial assets purchased/originated	(15,290)	(29,237)
Financial assets that have been derecognized	12,414	5,021
Charges-off	3,952	1,787
Foreign Exchange and other movements	(523)	993
Ending balance	(24,982)	(55,230)
Small Business Loans | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	260,303	135,528
Transfers of financial instruments:	(90,096)	155,467
Transfers from stage 1 to stage 2	32,175	177,024
Transfers from stage 2 to stage 1	(106,886)	(13,169)
Transfers from stage 2 to stage 3	(22,854)	(17,243)
Transfers from stage 3 to stage 2	7,469	8,855
Remeasurement arising from transfer of stage	(11,218)	(4,798)
Remeasurement from remaining in the stage	(1,716)	(9,475)
New financial assets purchased/originated	42,211	31,394
Financial assets that have been derecognized	(120,903)	(13,738)
Charges-off	(19,407)	(17,376)
Foreign Exchange and other movements	32,082	(16,699)
Ending balance	91,256	260,303
Small Business Loans | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(34,865)	(29,024)
Transfers of financial instruments:	465	(680)
Transfers from stage 1 to stage 2	(5,260)	(4,932)
Transfers from stage 2 to stage 1	4,362	3,625
Transfers from stage 2 to stage 3	3,333	5,043
Transfers from stage 3 to stage 2	(1,970)	(4,416)
Remeasurement arising from transfer of stage	(35)	(5,519)
Remeasurement from remaining in the stage	9,558	(7,767)
Remeasurement due to changes in economics factors	103	(882)
Remeasurement due to changes in model inputs	(169)
Remeasurement due to methodological changes		3,792
New financial assets purchased/originated	(6,973)	(8,643)
Financial assets that have been derecognized	5,663	3,545
Charges-off	7,670	7,174
Foreign Exchange and other movements	(1,438)	3,139
Ending balance	(20,021)	(34,865)
Small Business Loans | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	110,143	98,575
Transfers of financial instruments:	41,403	55,085
Transfers from stage 1 to stage 3	26,237	46,849
Transfers from stage 2 to stage 3	22,854	17,243
Transfers from stage 3 to stage 1	(219)	(152)
Transfers from stage 3 to stage 2	(7,469)	(8,855)
Remeasurement arising from transfer of stage	2,245	(8,155)
Remeasurement from remaining in the stage	(4,671)	(94)
New financial assets purchased/originated	18,044	32,093
Financial assets that have been derecognized	(27,026)	(12,904)
Charges-off	(60,507)	(46,060)
Foreign Exchange and other movements	5,519	(8,397)
Ending balance	85,150	110,143
Small Business Loans | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(77,923)	(67,447)
Transfers of financial instruments:	(4,828)	(3,277)
Transfers from stage 1 to stage 3	(3,577)	(2,745)
Transfers from stage 2 to stage 3	(3,333)	(5,043)
Transfers from stage 3 to stage 1	112	95
Transfers from stage 3 to stage 2	1,970	4,416
Remeasurement arising from transfer of stage	(59,190)	(58,743)
Remeasurement from remaining in the stage	(1,179)	(9,821)
Remeasurement due to changes in economics factors	(52)	24
Remeasurement due to changes in model inputs	(740)
Remeasurement due to methodological changes		2,808
New financial assets purchased/originated	(12,363)	(28,378)
Financial assets that have been derecognized	16,366	9,549
Charges-off	87,502	72,315
Foreign Exchange and other movements	(1,872)	5,047
Ending balance	$ (54,279)	$ (77,923)